COMMITMENTS AND CONTINGENT LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
COMMITMENTS AND CONTINGENT LIABILITIES
Purchase obligation	$ 11,052
Maximum amount of royalties to be paid out of research and development grants received	100.00%
Contractual obligation	$ 675
Purchase of software
COMMITMENTS AND CONTINGENT LIABILITIES
Purchase obligation	13,300
Royalty Agreement Terms
COMMITMENTS AND CONTINGENT LIABILITIES
Contractual obligation	22,084	$ 21,250
Maximum
COMMITMENTS AND CONTINGENT LIABILITIES
Contractual obligation	$ 729
Product Manufacturing in Israel | Minimum
COMMITMENTS AND CONTINGENT LIABILITIES
Rate of royalties payable as percentage on sales	1.30%
Product Manufacturing in Israel | Maximum
COMMITMENTS AND CONTINGENT LIABILITIES
Rate of royalties payable as percentage on sales	5.00%